Payments, by Government - 12 months ended Mar. 31, 2025 - USD ($) $ in Thousands	Taxes	[1]	Royalties	Total Payments
Total				$ 99,767
U.S. Department of Treasury [Member]
Total	$ 99,661			99,661
Bureau of Land Management [Member]
Total			$ 106	$ 106

[1]	The Company files a consolidated U.S. federal income tax return which includes, on a consolidated/combined basis, all U.S. federal income taxes attributable to the Company and all of its U.S. corporate subsidiaries. The income tax reported above is that portion of the consolidated group tax liability which relates to those corporate subsidiary entities included in the Company consolidated tax return which are engaged in the commercial development of minerals. Such portion was determined utilizing apportionment methods set forth in applicable U.S. federal income tax regulations.